Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share for Class A and Class B ordinary shares:
Schedule of computation of basic and diluted income

The following table sets forth the basic and diluted net income per Class A ordinary shares computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic and diluted earnings per Class A ordinary share calculation:
Numerator:
Net income attributable to the Lucas GC Limited’s ordinary shareholders	77,668	39,789	9,782

Denominator:
Weighted average ordinary shares outstanding-basic and diluted	1,951,583	1,982,228	2,409,466

Income per ordinary share basic and diluted	39.80	20.07	4.06